Finance debt - Fair value of long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Financial liabilities, at fair value	€ 23,650	€ 24,831
Long-term and current portion of long-term ordinary bonds and sustainability-linked bond
Borrowings
Financial liabilities, at fair value	20,119	21,026
Long-term and current portion of long-term convertible sustainability-linked bonds
Borrowings
Financial liabilities, at fair value	1,071	973
Long-term and current portion of long-term bank debt
Borrowings
Financial liabilities, at fair value	1,608	1,143
Long-term and current portion of long-term debt with other financial institutions
Borrowings
Financial liabilities, at fair value	€ 852	€ 1,689